UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2012

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

Allianz Global Investors Money Market Fund (the “Fund”), a fund of the Allianz Funds trust, is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master”), a portfolio of the State Street Master Funds trust. At March 31, 2012, the Fund owned less than 1% of the Master. The Portfolio of Investments for the Master follows.

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.4%
Aspen Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	$100,000,000	$99,995,667
Aspen Funding Corp. (a)	0.447%	06/25/2012	06/25/2012	50,000,000	49,948,055
Gemini Securitization Corp. LLC (a)	0.386%	04/05/2012	04/05/2012	300,000,000	299,987,333
Gemini Securitization Corp. LLC (a)	0.365%	05/31/2012	05/31/2012	165,000,000	164,901,000
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/02/2012	04/02/2012	100,000,000	99,998,722
Kells Funding LLC (b)	0.467%	04/03/2012	04/03/2012	50,000,000	49,998,722
Kells Funding LLC (b)	0.457%	04/05/2012	04/05/2012	200,000,000	199,990,000
Kells Funding LLC (b)	0.528%	04/16/2012	04/16/2012	59,000,000	58,987,217
Kells Funding LLC (b)	0.508%	04/19/2012	04/19/2012	76,000,000	75,981,000
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	90,000,000	89,967,600
Kells Funding LLC (b)	0.540%	04/25/2012	04/25/2012	25,000,000	24,991,000
Kells Funding LLC (b)	0.497%	05/02/2012	05/02/2012	200,000,000	199,915,611
Kells Funding LLC (b)	0.416%	05/08/2012	05/08/2012	100,000,000	99,957,861
Kells Funding LLC (b)	0.420%	05/21/2012	05/21/2012	49,000,000	48,971,417
Kells Funding LLC (b)	0.400%	05/29/2012	05/29/2012	151,000,000	150,902,689
Newport Funding Corp. (a)	0.396%	04/05/2012	04/05/2012	115,000,000	114,995,017
Solitaire Funding LLC (a)	0.520%	04/10/2012	04/10/2012	77,000,000	76,989,990
Solitaire Funding LLC (a)	0.386%	06/06/2012	06/06/2012	50,000,000	49,965,167
Solitaire Funding LLC (a)	0.386%	06/08/2012	06/08/2012	138,000,000	137,900,947

TOTAL ASSET BACKED COMMERCIAL PAPER					2,194,343,737

FINANCIAL COMPANY COMMERCIAL PAPER — 10.8%
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/07/2012	06/07/2012	101,000,000	101,000,000
Australia & New Zealand Banking Group Ltd. (a)	0.475%	06/08/2012	06/08/2012	78,000,000	78,000,000
BNP Paribas	0.355%	05/02/2012	05/02/2012	42,000,000	41,987,342
Caisse D’Amortissement de la Dette Sociale	0.300%	05/14/2012	05/14/2012	120,000,000	119,957,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/06/2012	95,000,000	95,000,000
Commonwealth Bank of Australia (a)(c)	0.323%	04/10/2012	09/10/2012	95,000,000	95,000,000
DnB Bank ASA (a)	0.406%	04/23/2012	04/23/2012	102,000,000	101,975,067
DnB Bank ASA (a)(c)	0.621%	04/30/2012	07/31/2012	202,000,000	202,000,000
DnB Bank ASA (a)(c)	0.538%	06/25/2012	09/24/2012	215,000,000	215,000,000
General Electric Capital Corp.	0.280%	04/05/2012	04/05/2012	132,000,000	131,995,893
General Electric Capital Corp.	0.280%	04/09/2012	04/09/2012	107,000,000	106,993,342
General Electric Capital Corp.	0.260%	04/23/2012	04/23/2012	100,000,000	99,984,111
General Electric Capital Corp.	0.240%	07/11/2012	07/11/2012	137,000,000	136,907,753
General Electric Capital Corp.	0.244%	07/25/2012	07/25/2012	98,000,000	97,924,867
HSBC Bank PLC (a)(c)	0.354%	04/02/2012	08/02/2012	105,000,000	105,000,000
Nordea Bank AB	0.345%	07/02/2012	07/02/2012	70,000,000	69,938,283
NRW Bank (a)	0.259%	05/11/2012	05/11/2012	500,000,000	499,858,333
Sumitomo Mitsui Banking Corp. (a)	0.172%	04/09/2012	04/09/2012	300,000,000	299,988,667
Toyota Motor Credit Corp.	0.320%	04/05/2012	04/05/2012	25,600,000	25,599,090
Toyota Motor Credit Corp.	0.330%	04/12/2012	04/12/2012	25,600,000	25,597,419
Toyota Motor Credit Corp.	0.330%	04/16/2012	04/16/2012	37,307,000	37,301,870
Toyota Motor Credit Corp.	0.250%	05/15/2012	05/15/2012	50,000,000	49,984,722
Toyota Motor Credit Corp.	0.305%	07/16/2012	07/16/2012	75,000,000	74,933,750

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					2,811,927,509

CERTIFICATES OF DEPOSIT — 51.4%
Bank of Montreal	0.150%	04/17/2012	04/17/2012	216,000,000	216,000,000
Bank of Montreal (c)	0.633%	04/10/2012	12/05/2012	94,000,000	94,000,000
Bank of Nova Scotia	0.280%	04/04/2012	04/04/2012	225,000,000	225,000,000
Bank of Nova Scotia	0.270%	04/05/2012	04/05/2012	150,000,000	150,000,000
Bank of Nova Scotia (c)	0.648%	05/16/2012	09/14/2012	38,000,000	38,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT (continued)
Bank of Nova Scotia (c)	0.312%	04/19/2012	09/19/2012	$205,000,000	$205,000,000
Bank of Nova Scotia (c)	0.311%	05/03/2012	10/03/2012	210,000,000	210,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/09/2012	04/09/2012	300,000,000	300,000,000
Bank of Tokyo — Mitsubishi	0.180%	04/13/2012	04/13/2012	450,000,000	450,000,000
Bank of Tokyo — Mitsubishi	0.170%	04/25/2012	04/25/2012	400,000,000	400,000,000
Barclays Bank	0.600%	04/12/2012	04/12/2012	200,000,000	200,000,000
Barclays Bank	0.490%	05/21/2012	05/21/2012	200,000,000	200,000,000
Barclays Bank	0.620%	07/13/2012	07/13/2012	500,000,000	500,000,000
Barclays Bank	0.460%	07/24/2012	07/24/2012	150,000,000	150,000,000
Barclays Bank (c)	0.782%	04/23/2012	08/21/2012	50,000,000	50,000,000
BNP Paribas	0.270%	04/03/2012	04/03/2012	42,000,000	42,000,000
BNP Paribas	0.310%	04/13/2012	04/13/2012	63,000,000	63,000,000
Credit Suisse	0.400%	04/12/2012	04/12/2012	400,000,000	400,000,000
Credit Suisse	0.400%	04/13/2012	04/13/2012	300,000,000	300,000,000
Credit Suisse (c)	0.443%	04/05/2012	12/05/2012	187,000,000	187,000,000
Deutsche Bank AG	0.443%	04/03/2012	04/03/2012	100,000,000	100,000,000
Deutsche Bank AG	0.290%	05/01/2012	05/01/2012	200,000,000	200,000,000
Deutsche Bank AG	0.420%	06/25/2012	06/25/2012	150,000,000	150,000,000
DnB Bank ASA	0.400%	04/13/2012	04/13/2012	127,000,000	127,000,000
ING Bank NV	0.560%	05/02/2012	05/02/2012	400,000,000	400,000,000
ING Bank NV	0.560%	05/03/2012	05/03/2012	200,000,000	200,000,000
ING Bank NV	0.560%	05/07/2012	05/07/2012	250,000,000	250,000,000
ING Bank NV	0.480%	06/14/2012	06/14/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.520%	04/30/2012	04/30/2012	450,000,000	450,000,000
Lloyds TSB Bank	0.300%	05/10/2012	05/10/2012	300,000,000	300,000,000
Lloyds TSB Bank	0.300%	05/11/2012	05/11/2012	300,000,000	300,000,000
National Australia Bank Ltd. (c)	0.323%	04/03/2012	04/26/2012	263,000,000	263,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/06/2012	200,000,000	200,000,000
National Australia Bank Ltd. (c)	0.323%	04/10/2012	06/07/2012	150,000,000	150,000,000
National Bank of Canada (c)	0.361%	04/27/2012	07/25/2012	65,000,000	65,000,000
Nordea Bank AB	0.420%	04/09/2012	04/09/2012	400,000,000	400,000,000
Nordea Bank AB	0.390%	04/11/2012	04/11/2012	400,000,000	400,000,000
Nordea Bank AB	0.340%	07/02/2012	07/02/2012	100,000,000	99,998,724
Nordea Bank AB	0.320%	07/03/2012	07/03/2012	125,000,000	124,998,387
Rabobank Nederland NV	0.344%	04/02/2012	04/02/2012	225,000,000	225,000,000
Rabobank Nederland NV	0.520%	04/03/2012	04/03/2012	500,000,000	500,000,000
Rabobank Nederland NV (c)	0.302%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV (c)	0.312%	04/16/2012	05/14/2012	140,000,000	140,000,000
Rabobank Nederland NV	0.400%	06/18/2012	06/18/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.460%	04/16/2012	04/16/2012	100,000,000	100,000,000
Royal Bank of Scotland	0.500%	04/23/2012	04/23/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.520%	05/01/2012	05/01/2012	98,000,000	98,000,000
Royal Bank of Scotland	0.510%	05/07/2012	05/07/2012	127,000,000	127,000,000
Royal Bank of Scotland	0.510%	05/14/2012	05/14/2012	230,000,000	230,000,000
Skandinaviska Enskilda Banken AB	0.570%	05/01/2012	05/01/2012	300,000,000	300,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/16/2012	05/16/2012	355,000,000	355,000,000
Skandinaviska Enskilda Banken AB	0.400%	05/21/2012	05/21/2012	190,000,000	190,000,000
Standard Chartered Bank	0.540%	04/19/2012	04/19/2012	205,000,000	205,000,000
Sumitomo Mitsui Banking Corp.	0.170%	04/09/2012	04/09/2012	250,000,000	250,000,000
Svenska Handelsbanken AB	0.290%	06/04/2012	06/04/2012	120,000,000	120,000,000
Svenska Handelsbanken AB	0.280%	06/11/2012	06/11/2012	225,000,000	225,000,000
Swedbank AB	0.500%	05/07/2012	05/07/2012	220,000,000	220,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT (continued)
Toronto Dominion Bank (c)	0.542%	05/02/2012	02/04/2013	$61,500,000	$61,500,000
UBS AG (c)	0.741%	04/27/2012	07/27/2012	440,000,000	440,000,000
UBS AG (c)	0.811%	04/30/2012	07/30/2012	440,000,000	440,000,000

TOTAL CERTIFICATES OF DEPOSIT					13,424,497,111

OTHER NOTES — 4.5%
Bank of America NA	0.220%	04/19/2012	04/19/2012	190,000,000	190,000,000
Commonwealth Bank of Australia (b)(c)	0.707%	04/27/2012	11/26/2012	31,000,000	31,000,000
DnB Bank ASA	0.050%	04/02/2012	04/02/2012	309,000,000	309,000,000
Nordea Bank AB (b)(c)	0.663%	05/18/2012	11/16/2012	174,000,000	174,000,000
Rabobank Nederland NV (b)(c)	0.638%	05/16/2012	12/14/2012	107,000,000	107,000,000
Svenska Handelsbanken AB (b)(c)	0.690%	05/08/2012	05/08/2012	40,000,000	40,000,000
Svenska Handelsbanken AB (b)(c)	0.595%	05/16/2012	05/16/2012	300,000,000	300,000,000
Westpac Banking Corp. (c)	0.703%	04/30/2012	11/27/2012	35,000,000	35,000,000

TOTAL OTHER NOTES					1,186,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 23.0%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 7.500% due 10/01/2018 - 03/01/2042 and Federal National Mortgage Association, 3.000% - 7.500% due 08/01/2018 - 03/01/2042 valued at $153,000,001); proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	150,000,000	150,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Farm Credit Banks, 0.000% due 04/27/2015 - 09/22/2015, Federal Home Loan Mortgage Corporations, 0.500% - 0.550% due 09/22/2014 - 02/24/2015 and a Federal National Mortgage Association, 0.375% due 01/26/2015 valued at $321,300,042); proceeds $315,003,938	0.150%	04/02/2012	04/02/2012	315,000,000	315,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 7.000% due 04/15/2026 - 07/15/2041 and Federal National Mortgage Associations, 1.094% - 5.000% due 10/25/2021 - 09/25/2040 valued at $373,320,001); proceeds $366,004,575	0.150%	04/02/2012	04/02/2012	366,000,000	366,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co., (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 4.500% - 6.000% due 11/01/2035 - 05/01/2041 valued at $153,000,025); proceeds $150,002,500	0.150%	04/03/2012	04/03/2012	$150,000,000	$150,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2042 and Federal National Mortgage Association, 3.500% - 6.000% due 01/01/2018 - 08/01/2047 valued at $204,000,000); proceeds $200,003,556	0.160%	04/03/2012	04/03/2012	200,000,000	200,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Association, 4.000% - 5.500% due 08/01/2034 - 10/01/2041 valued at $153,163,916); proceeds $150,002,197	0.140%	04/04/2012	04/04/2012	150,000,000	150,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 6.000% due 07/01/2022 - 03/01/2042 and Federal National Mortgage Associations, 3.500% - 6.500% due 02/01/2021 - 03/01/2042 valued at $510,000,000); proceeds $500,008,333	0.200%	04/02/2012	04/02/2012	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 5.000% - 5.500% due 08/01/2038 - 11/01/2038 and Federal National Mortgage Associations, 3.500% - 6.000% due 07/01/2024 - 03/01/2042 valued at $306,000,001); proceeds $300,008,333	0.200%	04/04/2012	04/04/2012	300,000,000	300,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.500% due 03/01/2024 - 02/01/2042, Federal National Mortgage Associations, 3.500% - 6.000% due 04/01/2019 - 03/01/2042 and a Government National Mortgage Association, 3.000% due 07/20/2037 valued at $867,000,001); proceeds $850,028,333	0.200%	04/05/2012	04/05/2012	850,000,000	850,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York, Inc. (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% - 5.000% due 03/01/2026 - 04/01/2042 and Federal National Mortgage Associations, 3.500% - 5.000% due 03/01/2026 - 04/01/2042 valued at $816,000,001); proceeds $800,010,667	0.160%	04/02/2012	04/02/2012	$800,000,000	$800,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 3.000% - 4.000% due 04/01/2027 - 04/01/2042 and Government National Mortgage Association, 4.000% due 06/20/2041 valued at $377,400,001); proceeds $370,005,550	0.180%	04/02/2012	04/02/2012	370,000,000	370,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporation, 3.500% due 01/01/2042 and Federal National Mortgage Associations, 4.000% - 5.000% due 02/01/2031 - 01/01/2042 valued at $253,980,001); proceeds $249,003,735	0.180%	04/02/2012	04/02/2012	249,000,000	249,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.000% due 12/01/2041 - 01/01/2042 valued at $255,000,000); proceeds $250,005,833	0.140%	04/05/2012	04/05/2012	250,000,000	250,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal Home Loan Mortgage Corporations, 4.500% due 07/01/2030 - 07/01/2041 and Federal National Mortgage Associations, 4.000% - 6.000% due 09/01/2025 - 11/01/2047 valued at $1,224,000,000); proceeds $1,200,015,000	0.150%	04/02/2012	04/02/2012	1,200,000,000	1,200,000,000
Agreement with UBS Securities LLC and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 5.000% due 04/01/2040 - 01/01/2042 valued at $153,000,001); proceeds $150,003,000	0.180%	04/03/2012	04/03/2012	150,000,000	150,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					6,000,000,000

TREASURY REPURCHASE AGREEMENTS — 1.8%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by U.S. Treasury Strips, 2.375% - 3.875% due 05/31/2018 - 08/15/2040 valued at $102,000,001); proceeds $100,000,667	0.080%	04/02/2012	04/02/2012	100,000,000	100,000,000

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 1.500% due 08/31/2018 valued at $51,000,037); proceeds $50,000,208	0.050%	04/02/2012	04/02/2012	$50,000,000	$50,000,000
Agreement with JP Morgan Securities, Inc. The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Bond, 6.000% due 02/15/2026 and a U.S. Treasury Note, 0.750% due 12/15/2013 valued at $102,000,817); proceeds $100,000,417	0.050%	04/02/2012	04/02/2012	100,000,000	100,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.000% due 02/07/2013 valued at $86,700,072); proceeds $85,000,496	0.070%	04/02/2012	04/02/2012	85,000,000	85,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/30/2012 (collateralized by a U.S. Treasury Strip, 0.875% due 11/30/2016 valued at $153,000,055); proceeds $150,000,625	0.050%	04/02/2012	04/02/2012	150,000,000	150,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					485,000,000

OTHER REPURCHASE AGREEMENT — 0.9%
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/30/2012 (collateralized by common stocks valued at $243,008,508); proceeds $225,004,688	0.250%	04/02/2012	04/02/2012	225,000,000	225,000,000

TOTAL OTHER REPURCHASE AGREEMENT					225,000,000

TOTAL INVESTMENTS (d)(e)† — 100.8%					26,326,768,357
Liabilities in Excess of Assets — (0.8)%					(202,618,550)

NET ASSETS — 100.0%					$26,124,149,807

(a)	Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,787,505,243 or 10.67% of net assets as of March 31, 2012.
(b)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Fund’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,851,660,561 or 7.09% of net assets as of March 31, 2012.
(c)	Variable Rate Security—Interest rate shown is rate in effect as of March 31, 2012.
(d)	Unless otherwise indicated, the values of the Securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures.
(e)	Also represents the cost for federal tax purposes.
†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolios are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

State Street Money Market Portfolio

Portfolio of Investments – (continued)

March 31, 2012 (Unaudited)

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$—

Level 2 — Other Significant Observable Inputs	$26,326,768,357

Level 3 — Significant Unobservable Inputs	—

Total Investments	$26,326,768,357

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the period ended March 31, 2012, there were no transfers between levels.

Item 2.	Controls and Procedures

(a) The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By:	/s/ Brian S. Shlissel
President

Date: May 30, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
President

Date: May 30, 2012

By:	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2012